Contingent consideration - Disclosure in the movement of the liability (Details) - ZAR (R) R in Millions	9 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Oct. 01, 2020
Disclosure of contingent consideration liabilities [line items]
Contingent consideration recognised as of acquisition date					R 544
Remeasurement of contingent consideration (c)	R (127)	R (61)	R (127)	R 0
Contingent consideration liability	417	356	417
Franco Nevada
Disclosure of contingent consideration liabilities [line items]
Contract liabilities	R 1,091	R 687	R 1,091		R 1,417
Mponeng operations and related assets
Disclosure of contingent consideration liabilities [line items]
Post-tax real discount rate	10.30%	10.20%	10.30%		10.60%
Mponeng operations and related assets | Franco Nevada
Disclosure of contingent consideration liabilities [line items]
Post-tax real discount rate					11.60%